Net sales - Geographic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical information
Net sales	€ 22,258	€ 24,911	€ 22,202
Submarine Networks
Geographical information
Net sales	1,120	1,150	929
Asia Pacific
Geographical information
Net sales	2,291	2,648	2,472
Europe
Geographical information
Net sales	5,873	6,662	6,313
Greater China
Geographical information
Net sales	1,303	1,581	1,512
India
Geographical information
Net sales	2,842	1,290	1,035
Latin America
Geographical information
Net sales	1,046	1,223	983
Middle East & Africa
Geographical information
Net sales	2,050	1,969	1,771
North America
Geographical information
Net sales	€ 5,733	€ 8,388	€ 7,187